Description of Organization and Summary of Significant Accounting Policies - Liquidity (Details)			3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 01, 2025 USD ($)	Jan. 01, 2025 USD ($) item	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) item $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) item $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Description of Organization and Summary of Significant Accounting Policies
Net loss			$ 15,819,657		$ 22,505,824	$ 53,262,775	$ 37,370,107	$ 89,967,595	$ (9,012,124)	$ 13,710,708
Cash used in operating activity						24,698,780	29,161,290	60,231,302	(5,912,192)	11,663,251
Accumulated deficit			$ 137,208,163			$ 137,208,163		$ 99,870,749	$ 10,073,191
Common stock, par value (In dollars per share) | $ / shares			$ 0.001			$ 0.001		$ 0.001	$ 0.001
Issuance of common stock						$ 38,503,670	$ 8,249,971	$ 32,818,130	$ 7,500,001	$ 0
Proceeds from bitcoin								$ 9,500,000
Number of angel guild members | item						1,300,000		600,000
Proceeds from angel guild membership						$ 101,100,000
Payments to minority shareholders						11,750,000
Print and advertising loan agreement
Description of Organization and Summary of Significant Accounting Policies
Proceeds from loan						25,000,000		$ 23,300,000
Payments for loans						25,500,000		17,900,000
Regulation A offerings
Description of Organization and Summary of Significant Accounting Policies
Proceeds from issuance of shares						8,300,000		0
Payments to minority shareholders						$ 11,800,000		$ 0
Class A Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			0.001			$ 0.001		$ 0.001
Class B Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			0.001			0.001		0.001
Class C Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			0.001			0.001		0.001
Class F Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			$ 0.001			$ 0.001		$ 0.001
Subsequent event
Description of Organization and Summary of Significant Accounting Policies
Issuance of common stock		$ 14,100,000
Number of angel guild members | item		551,893
Proceeds from angel guild membership		$ 39,500,000
Proceed from issuance of debt financing		$ 22,900,000
Subsequent event | Class C Common Stock
Description of Organization and Summary of Significant Accounting Policies
Issuance of common stock	$ 7,900,000			$ 14,100,000